Income Taxes - Movement in Net Deferred Tax Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	$ 887	$ 892
Acquisitions (disposals)	(48)
Charged to statement of operations	254	(37)
Charged to other comprehensive income	(51)	24
Charged to equity, other than other comprehensive income	9	9
Foreign exchange rate movements and Other	(2)	(1)
Ending balance, deferred tax assets	1,049	887
Investments
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(746)	(957)
Acquisitions (disposals)	0
Charged to statement of operations	(263)	195
Charged to other comprehensive income	(52)	45
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	21	(29)
Ending balance, deferred tax assets	(1,040)	(746)
Policy liabilities
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	737	896
Acquisitions (disposals)	0
Charged to statement of operations	406	(170)
Charged to other comprehensive income	(9)	0
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	(13)	11
Ending balance, deferred tax assets	1,121	737
Deferred acquisition costs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	96	77
Acquisitions (disposals)	0
Charged to statement of operations	(9)	6
Charged to other comprehensive income	0	0
Charged to equity, other than other comprehensive income	0	6
Foreign exchange rate movements and Other	(4)	7
Ending balance, deferred tax assets	83	96
Losses available for carry forward
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	648	549
Acquisitions (disposals)	0
Charged to statement of operations	63	107
Charged to other comprehensive income	(10)	(13)
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	(4)	5
Ending balance, deferred tax assets	697	648
Pension and other employee benefits
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	319	351
Acquisitions (disposals)	0
Charged to statement of operations	7	(26)
Charged to other comprehensive income	21	(17)
Charged to equity, other than other comprehensive income	0	0
Foreign exchange rate movements and Other	(9)	11
Ending balance, deferred tax assets	338	319
Other
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(167)	(24)
Acquisitions (disposals)	(48)
Charged to statement of operations	50	(149)
Charged to other comprehensive income	(1)	9
Charged to equity, other than other comprehensive income	9	3
Foreign exchange rate movements and Other	7	(6)
Ending balance, deferred tax assets	$ (150)	$ (167)